FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) [Line Items]
Cash and marketable securities held in Trust Account	$ 209,286,528	$ 205,642,100
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) [Line Items]
Cash and marketable securities held in Trust Account	0	0
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy the Company's Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Details) [Line Items]
Cash and marketable securities held in Trust Account	$ 0	$ 0